UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                  Cambiar Funds
                                P.O. Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-777-8227

                    DATE OF FISCAL YEAR END: APRIL 30, 2003

                    DATE OF REPORTING PERIOD: APRIL 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                            CAMBIAR OPPORTUNITY FUND
                        CAMBIAR INTERNATIONAL EQUITY FUND
                         Annual Report    April 30, 2003
                         The Advisors' Inner Circle Fund









                                                [LOGO OMITTED] CAMBIAR INVESTORS


                                                         MANAGER FOR ALL SEASONS

THE ADVISORS' INNER CIRCLE FUND                                   CAMBIAR FUNDS
                                                                  APRIL 30, 2003

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter ....................................................      1

Statement of Net Assets/Schedule of Investments .........................      6

Statement of Assets and Liabilities .....................................     12

Statements of Operations ................................................     13

Statements of Changes in Net Assets .....................................     14

Financial Highlights ....................................................     16

Notes to Financial Statements ...........................................     18

Report of Independent Accountants .......................................     26

Trustees and Officers ...................................................     28

Notice to Shareholders ..................................................     36
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
April 30, 2003

Dear Shareholders,

The old adage that the stock market hates uncertainty may be tired, but nevertheless remains true. This was again plainly demonstrated in the market's performance over the last 12 months where several issues prevailed including the threat, and subsequent reality of war, corporate accounting scandals, downward earnings revisions and concerns over earnings quality, declining investor confidence, shaky world economies, and continued deflation of the technology bubble. Major indices plunged across virtually all sectors and geographies and there were few places to hide. In addition, the depth of market declines resulted in the worst aggregate stock market losses since the Great Depression. Our portfolios were not immune during this period with the Cambiar Opportunity Fund down 14.31% and the Cambiar International Equity Fund down 7.08% during the fiscal year ended April 30, 2003.

Looking ahead, recent economic data is still undeniably poor and valid concerns remain. Barring unexpected events, we generally believe the worst is likely over for the economy and the market. Much of the slowdown was caused by temporary factors - weather, war concerns, etc. Also, oil prices have receded below $30, with the potential for further declines. The dollar has weakened dramatically over the past year, and is now at levels that are more conducive to economic growth. Interest rates remain at historic lows, supporting continued consumer spending. Some of the lingering concerns such as rising unemployment rates and very low consumer confidence data are generally lagging economic indicators that should not be expected to precede recoveries. Expectations for first quarter corporate earnings are very muted given the well-known issues, rendering companies' commentary about the future more important. We do not expect managements to simply say now that the war is over they see sales picking up immediately and therefore intend to jump start capital spending. Rather, we want and expect to hear that excess costs have been pared, inventories remain very lean, and, importantly, some pricing power is beginning to occur. This last fact will be very important in driving future earnings growth as the lack of inflation at the retail level has meant that firms were being squeezed by rising input costs.

The stock market appears to be largely of the same mind as valuations for many cyclical sectors are around historical averages using somewhat depressed near-term earnings outlooks, but much more attractive on "normal" earnings. The current S&P 500 Index price to earnings multiple on consensus 2003 earnings is about 17x, also roughly in line with historical averages. The indication is that the market is starting to look through the current weakness, anticipating better days ahead.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
We intend to continue operating in this environment much as we always have -- by finding quality companies selling at historically inexpensive valuations where we see some type of significant positive development as yet unrecognized by the market. Because the macroeconomic picture remains opaque for now, we are particularly mindful of focusing on companies with strong balance sheets that will better allow them to weather continued weak conditions should they occur. While virtually no one has made it through three years of market declines completely unscathed, our philosophy of buying fundamentally healthy companies only at inexpensive valuations is inherently protective of capital. We will remain diligent in monitoring company outlooks and valuations with that goal in mind.



Sincerely,



/s/ Brian Barish
----------------

Brian Barish
President, Cambiar Investors LLC

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
                        DEFINITION OF COMPARATIVE INDICES
                        ---------------------------------

MORGAN STANLEY MSCI EAFE(R) INDEX is a market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. As of April 2003, the MSCI EAFE INDEX consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

S&P 500 INDEX is an unmanaged index comprised of stocks representing major U.S. market industries, including 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

THE ADVISORS' INNER CIRCLE FUND                                 CAMBIAR
                                                                OPPORTUNITY FUND

--------------------------------------------------------------------------------

Growth of a $10,000 Investment

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              Cambiar Opportunity Portfolio  S&P 500 Index
6/30/98*                $10,000                 $10,000
   1999                 $12,345                 $11,913
   2000                 $15,216                 $13,120
   2001                 $17,595                 $11,418
   2002                 $17,011                 $ 9,976
   2003                 $14,576                 $ 8,648

* BEGINNING OF OPERATIONS.

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED,
              MAY BE WORTH LESS THAN ITS ORIGINAL COST. THE FUND'S
          PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL
  GAINS. THERE ARE NO ASSURANCES THAT A FUND WILL MEET ITS STATED OBJECTIVES. A FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY
     MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A
      FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND
                EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE
               PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT
                ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

           RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A
               SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE
                           REDEMPTION OF FUND SHARES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 3.

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR INTERNATIONAL
                                                           EQUITY FUND

--------------------------------------------------------------------------------

Growth of a $10,000 Investment

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Cambiar International Equity Fund    Morgan Stanley MSCI EAFE Index
8/31/97*        $10,000                          $10,000
   1998         $11,029                          $11,252
   1999         $10,990                          $12,320
   2000         $19,099                          $14,032
   2001         $18,579                          $11,744
   2002         $17,669                          $10,114
   2003         $13,518                           $8,469


(1) RETURNS PRIOR TO SEPTEMBER 9, 2003 REPRESENT THE PERFORMANCE OF THE CAMBIAR INTERNATIONAL EQUITY TRUST, A DELAWARE BUSINESS TRUST (THE "PREDECESSOR INTERNATIONAL FUND"). THE PREDECESSOR INTERNATIONAL FUND WAS MANAGED BY THE SAME ADVISOR WHO CURRENTLY MANAGES THE FUND AND HAD IDENTICAL INVESTMENT OBJECTIVES AND STRATEGIES.
 * THE FUND'S INCEPTION DATE IS SEPTEMBER 9, 2002. THE INCEPTION OF THE PREDECESSOR INTERNATIONAL FUND IS SEPTEMBER 2, 1997. INDEX COMPARISONS BEGIN ON SEPTEMBER 30, 1997.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
  AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THERE ARE NO ASSURANCES THAT A FUND WILL MEET ITS STATED OBJECTIVES. A FUND'S HOLDINGS AND ALLOCATIONS ARE
 SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES. INDEX RETURNS ASSUME REINVESTMENT
 OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE
    WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN
                                UNMANAGED INDEX.

  RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
          PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 3.

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR OPPORTUNITY FUND
                                                       APRIL 30, 2003

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 COMMON STOCK - 99.7%
-------------------------------------------------------------------------------
                                                          SHARES       VALUE
                                                          -------   -----------
AEROSPACE & DEFENSE -- 2.8%
   Raytheon ...........................................    22,000   $   658,460
                                                                    -----------
AUTOMOTIVE -- 2.6%
   Volkswagen ADR .....................................   120,000       608,004
                                                                    -----------
BANKING -- 8.3%
   FleetBoston Financial ..............................    26,000       689,520
   ING Groep ADR ......................................    40,000       652,800
   US Bancorp .........................................    27,800       615,770
                                                                    -----------
                                                                      1,958,090
                                                                    -----------
BUILDING & CONSTRUCTION -- 2.0%
   Georgia-Pacific ....................................    30,000       463,200
                                                                    -----------
COMPUTER SERVICES -- 3.9%
   Autodesk ...........................................    22,700       353,212
   Unisys* ............................................    55,000       572,000
                                                                    -----------
                                                                        925,212
                                                                    -----------
COMPUTER SOFTWARE -- 8.2%
   BMC Software* ......................................    75,000     1,119,000
   Synopsys* ..........................................    16,800       817,152
                                                                    -----------
                                                                      1,936,152
                                                                    -----------
ENTERTAINMENT -- 7.0%
   Carnival ...........................................    26,000       717,340
   Walt Disney ........................................    50,000       933,000
                                                                    -----------
                                                                      1,650,340
                                                                    -----------
FOOD, BEVERAGE & TOBACCO -- 7.4%
   Altria Group .......................................    40,000     1,230,400
   Sara Lee ...........................................    31,500       528,570
                                                                    -----------
                                                                      1,758,970
                                                                    -----------
INSURANCE -- 15.2%
   ACE ................................................    32,000     1,058,560
   Allstate ...........................................    22,000       831,380


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR OPPORTUNITY FUND
                                                       APRIL 30, 2003

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
-------------------------------------------------------------------------------
                                                           SHARES      VALUE
                                                          -------   -----------
INSURANCE -- CONTINUED
   CIGNA ..............................................     7,000   $   366,100
   MBIA ...............................................    13,000       581,100
   Travelers Property Casualty ........................    46,400       753,072
                                                                    -----------
                                                                      3,590,212
                                                                    -----------
MEDICAL PRODUCTS & SERVICES -- 2.0%
   Guidant* ...........................................    12,300       479,577
                                                                    -----------
OFFICE FURNITURE & FIXTURES -- 2.7%
   Pitney Bowes .......................................    18,000       631,980
                                                                    -----------
PACKAGING -- 2.3%
   Pactiv* ............................................    26,300       539,676
                                                                    -----------
PETROLEUM & FUEL PRODUCTS -- 7.8%
   ENSCO International ................................    15,700       398,780
   Noble* .............................................    11,300       349,735
   Schlumberger .......................................    16,700       700,231
   Transocean .........................................    21,000       400,050
                                                                    -----------
                                                                      1,848,796
                                                                    -----------
PETROLEUM REFINING -- 1.3%
   ConocoPhillips .....................................     6,000       301,800
                                                                    -----------
PHARMACEUTICALS -- 8.7%
   Abbott Laboratories ................................    20,000       812,600
   GlaxoSmithKline ADR ................................    23,000       931,960
   Roche Holding ADR ..................................     5,000       318,155
                                                                    -----------
                                                                      2,062,715
                                                                    -----------
RETAIL -- 14.5%
   Circuit City Stores ................................    20,000       114,600
   CVS ................................................    29,000       702,090
   Limited Brands .....................................    50,000       727,000
   May Department Stores ..............................    30,000       648,600
   Nordstrom ..........................................    26,400       457,512
   Target .............................................    23,000       769,120
                                                                    -----------
                                                                      3,418,922
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR OPPORTUNITY FUND
                                                       APRIL 30, 2003

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 COMMON STOCK - CONCLUDED
-------------------------------------------------------------------------------
                                                           SHARES      VALUE
                                                          -------   -----------
TRANSPORTATION SERVICES -- 3.0%
   Sabre Holdings .....................................    34,000   $   710,940
                                                                    -----------
   TOTAL COMMON STOCK
      (Cost $24,844,499) ..............................              23,543,046
                                                                    -----------
   TOTAL INVESTMENTS -- 99.7%
      (Cost $24,844,499) ..............................              23,543,046
                                                                    -----------
OTHER ASSETS AND LIABILITIES -- 0.3%
   Receivable from Investment Advisor .................                   3,817
   Administration Fees Payable ........................                 (10,195)
   Other Assets and Liabilities, Net ..................                  85,386
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES .................                  79,008
                                                                    -----------
-------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------
   Paid-in-Capital ....................................              28,497,422
   Undistributed net investment income ................                  38,511
   Accumulated net realized loss on investments .......              (3,612,426)
   Net unrealized depreciation on investments .........              (1,301,453)
                                                                    -----------
   TOTAL NET ASSETS -- 100.0% ..........................            $23,622,054
                                                                    ===========
INSTITUTIONAL CLASS SHARES
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) .......               2,155,303
   Net Asset Value, Offering and Redemption
      Price Per Share .................................                  $10.96
                                                                         ======
  *  NON-INCOME PRODUCING SECURITY
ADR  AMERICAN DEPOSITARY RECEIPT

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           CAMBIAR INTERNATIONAL
                                                          EQUITY FUND
                                                          APRIL 30, 2003
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS
 FOREIGN COMMON STOCK - 94.4%
-------------------------------------------------------------------------------
                                                           SHARES      VALUE
                                                          -------   -----------
BERMUDA -- 6.0%
   ACE ................................................    25,000   $   827,000
                                                                    -----------
BRAZIL -- 0.0%
   Telefonica Data Brasil Holding ADR* ................       392         2,582
                                                                    -----------
CANADA -- 4.1%
   ATI Technologies ADR* ..............................    90,000       567,000
                                                                    -----------
DENMARK -- 3.7%
   Carlsberg* .........................................    14,000       509,271
                                                                    -----------
GERMANY -- 17.7%
   Aareal Bank* .......................................    10,000       157,579
   DePfa Bank .........................................    10,000       546,840
   Gehe ...............................................    16,249       644,478
   Henkel KGaA* .......................................    13,000       739,618
   MAN* ...............................................    20,000       364,263
                                                                    -----------
                                                                      2,452,778
                                                                    -----------
IRELAND -- 4.0%
   Independent News & Media ...........................   306,240       403,281
   Waterford Wedgwood .................................   565,620       151,496
                                                                    -----------
                                                                        554,777
                                                                    -----------
JAPAN -- 7.9%
   Honda Motor ADR ....................................    26,000       433,680
   Matsushita Electric Industrial ADR .................    50,000       397,000
   Nikon* .............................................    40,000       266,644
                                                                    -----------
                                                                      1,097,324
                                                                    -----------
NETHERLANDS -- 10.5%
   ASML Holding (New York Shares)* ....................    20,000       176,200
   Buhrmann ...........................................   100,595       335,670
   ING Groep ..........................................    33,000       535,847
   Royal Dutch Petroleum (New York Shares) ............    10,000       408,800
                                                                    -----------
                                                                      1,456,517
                                                                    -----------
PANAMA -- 3.2%
   Panamerican Beverages ADR ..........................    20,000       439,000
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           CAMBIAR INTERNATIONAL
                                                          EQUITY FUND
                                                          APRIL 30, 2003
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 FOREIGN COMMON STOCK - CONCLUDED
-------------------------------------------------------------------------------
                                                           SHARES      VALUE
                                                          -------   -----------
SPAIN -- 3.7%
   Repsol ADR .........................................    35,000   $   509,250
                                                                    -----------
SWITZERLAND -- 8.3%
   Compagnie Financiere Richemont .....................    10,000       147,829
   Converium Holding* .................................    13,000       587,075
   Swatch Group .......................................     5,000       420,261
                                                                    -----------
                                                                      1,155,165
                                                                    -----------
TAIWAN -- 1.5%
   Taiwan Semiconductor Manufacturing ADR* ............    25,000       209,250
                                                                    -----------
UNITED KINGDOM -- 23.8%
   BAE Systems ........................................   200,000       405,955
   BP ADR .............................................     9,000       346,860
   Carlton Communications* ............................     7,442        12,489
   GlaxoSmithKline ADR ................................    17,000       688,840
   Invensys ...........................................   824,027       194,257
   Iona Technologies ADR* .............................   154,800       210,528
   Lloyds TSB Group ...................................    70,000       460,376
   Misys ..............................................   200,000       612,130
   Pearson ............................................    43,586       363,284
                                                                    -----------
                                                                      3,294,719
                                                                    -----------
   TOTAL FOREIGN COMMON STOCK
      (Cost $14,910,938) ..............................              13,074,633
                                                                    -----------
-------------------------------------------------------------------------------
 COMMON STOCK -- 3.6%
-------------------------------------------------------------------------------
UNITED STATES -- 3.6%
   Schlumberger .......................................    12,000       503,160
                                                                    -----------
   TOTAL COMMON STOCK
      (Cost $550,472) .................................                 503,160
                                                                    -----------
-------------------------------------------------------------------------------
 FOREIGN PREFERRED STOCK -- 4.6%
-------------------------------------------------------------------------------
GERMANY -- 4.6%
   Volkswagen .........................................    25,000       637,515
                                                                    -----------
   TOTAL FOREIGN PREFERRED STOCK
      (Cost $681,166) .................................                 637,515
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           CAMBIAR INTERNATIONAL
                                                          EQUITY FUND
                                                          APRIL 30, 2003
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 RIGHTS -- 0.3%
-------------------------------------------------------------------------------
                                                           SHARES      VALUE
                                                          -------   -----------
IRELAND -- 0.3%
   Independent News & Media ...........................    81,664   $    42,834
                                                                    -----------
   TOTAL RIGHTS
      (Cost $0) .......................................                  42,834
                                                                    -----------
-------------------------------------------------------------------------------
 MONEY MARKET -- 0.9%
-------------------------------------------------------------------------------
   Union Bank of California Money Market Fund
       Cost $123,251) .................................   123,251       123,251
                                                                    -----------
   TOTAL INVESTMENTS -- 103.8%
      (Cost $16,265,827) ..............................             $14,381,393
                                                                    ===========
   Percentages are based on Total Net Assets of $13,860,148

   * NON-INCOME PRODUCING SECURITY
 ADR AMERICAN DEPOSITARY RECEIPT
                                                          % OF           VALUE
SECTOR DIVERSIFICATION (UNAUDITED)                      NET ASSETS        (000)
----------------------------------                      ----------      -------
FOREIGN COMMON STOCK
Insurance .............................................     9.8%          1,363
Medical Products & Services ...........................     9.6           1,334
Petroleum & Fuel Products .............................     9.1           1,266
Banking ...............................................     8.4           1,166
Electronics ...........................................     7.0             964
Semiconductors ........................................     6.9             952
Food & Beverage .......................................     6.8             948
Consumer Products .....................................     6.5             892
Computer Software .....................................     6.0             823
Consumer Products .....................................     4.7             645
Retail ................................................     4.1             569
Industrial ............................................     4.0             558
Automotive ............................................     3.2             435
Aerospace/Defense .....................................     2.9             406
Publishing ............................................     2.9             403
Wholesale .............................................     2.4             336
Broadcasting ..........................................     0.1              12
Telecommunications ....................................     0.0               3
                                                          ------        -------
TOTAL FOREIGN COMMON STOCK ............................    94.4          13,075
Common Stock ..........................................     3.6             503
Preferred Stock .......................................     4.6             637
Right .................................................     0.3              43
Money Market ..........................................     0.9             123
                                                          ------        -------
TOTAL INVESTMENTS .....................................   103.8          14,381
OTHER ASSETS AND LIABILITIES, NET .....................    (3.8)           (521)
                                                          ------        -------
TOTAL NET ASSETS ......................................   100.0%        $13,860
                                                          ------        =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           CAMBIAR INTERNATIONAL
                                                          EQUITY FUND
                                                          APRIL 30, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS:
Investment at value (Cost $16,265,827) ..........................   $14,381,393
Receivable for investment securities sold .......................       877,784
Accrued income ..................................................        92,581
Reclaim receivable ..............................................        20,547
Deferred offering cost ..........................................        17,021
                                                                    -----------
TOTAL ASSETS ....................................................    15,389,326
                                                                    -----------
LIABILITIES:
Administrative fees payable .....................................        10,274
Investment adviser fees payable .................................        12,862
Payable for investment securities purchased .....................     1,482,750
Accrued expenses ................................................        23,292
                                                                    -----------
TOTAL LIABILITIES ...............................................     1,529,178
                                                                    -----------
NET ASSETS ......................................................   $13,860,148
                                                                    ===========
NET ASSETS:
Paid-in-Capital .................................................   $17,983,098
Undistributed net investment income .............................        94,741
Accumulated net realized loss on investments ....................    (2,284,397)
Accumulated net realized loss on foreign currency ...............       (52,052)
Net unrealized depreciation on investments ......................    (1,884,434)
Net unrealized appreciation on foreign currency .................         3,192
                                                                    -----------
TOTAL NET ASSETS ................................................   $13,860,148
                                                                    ===========
INSTITUTIONAL CLASS SHARES
Outstanding Shares of Beneficial Interest
   (unlimited authorization -- no par value) .....................    1,025,236
Net Asset Value, Offering and Redemption Price Per Share ........        $13.52
 ................................................................   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               CAMBIAR FUNDS
                                                              FOR THE YEAR ENDED
                                                              APRIL 30, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                                                                   INTERNATIONAL
                                                      OPPORTUNITY      EQUITY
                                                         FUND           FUND*
                                                      -----------   -----------
INVESTMENT INCOME
Dividends ..........................................  $   532,343   $   290,087
Less: Foreign Taxes Withheld .......................      (15,324)      (40,962)
                                                      -----------   -----------
   TOTAL INCOME ....................................      517,019       249,125
                                                      -----------   -----------
EXPENSES
Investment Advisory Fees ...........................      288,055        88,218
Administration Fees ................................      118,528        80,138
Shareholder Servicing Fees .........................       65,711           144
Transfer Agency Fees ...............................       41,054        22,702
Printing Fees ......................................       25,999        11,117
Legal Fees .........................................       24,497         6,027
Registration & Filing Fees .........................       18,939         1,245
Audit Fees .........................................       14,558        14,000
Custodian Fees .....................................        4,729         5,369
Trustees Fees ......................................        4,679         2,847
Call Center Fees ...................................        3,451            --
Offering Costs -- Note 2 ............................          --        30,046
Other Expenses .....................................        3,557         4,567
                                                      -----------   -----------
   TOTAL EXPENSES ..................................      613,757       266,420
Less:
   Waiver of Investment Advisory Fees ..............     (239,164)      (88,218)
   Other Expenses Reimbursed by Investment Adviser .           --       (23,818)
   Expense Offset -- Note 2 ........................         (121)           --
                                                      -----------   -----------
   NET EXPENSES ....................................      374,472       154,384
                                                      -----------   -----------
NET INVESTMENT INCOME ..............................      142,547        94,741
                                                      -----------   -----------
NET REALIZED LOSS ON INVESTMENTS ...................   (2,731,783)   (2,284,397)
NET REALIZED LOSS ON FOREIGN CURRENCY TRANSACTIONS .           --       (52,052)
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) ON INVESTMENTS ...................   (3,217,680)    1,156,920
NET CHANGE IN UNREALIZED DEPRECIATION
   ON FOREIGN CURRENCIES AND TRANSLATION
   OF OTHER ASSETS AND LIABILITIES
   DENOMINATED IN FOREIGN CURRENCIES ...............           --        (8,712)
                                                      -----------   -----------
NET LOSS ON INVESTMENTS AND FOREIGN
   CURRENCY TRANSACTIONS ...........................   (5,949,463)   (1,188,241)
                                                      -----------   -----------
NET DECREASE IN NET ASSETS FROM OPERATIONS .........  $(5,806,916)  $(1,093,500)
                                                      ===========   ===========
* COMMENCED OPERATIONS ON SEPTEMBER 9, 2002.
AMOUNTS DESIGNATED AS "--" ARE $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CAMBIAR OPPORTUNITY
                                                             FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                          YEAR         YEAR
                                                          ENDED        ENDED
                                                        APRIL 30,     APRIL 30,
                                                           2003         2002
                                                       -----------  -----------
OPERATIONS:
   Net Investment Income ..........................    $   142,547  $    11,206
   Net Realized Loss on Investments ...............     (2,731,783)    (879,226)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments ................     (3,217,680)   1,144,796
                                                       -----------  -----------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS ....................     (5,806,916)     276,776
                                                       -----------  -----------
DISTRIBUTIONS:
   Net Investment Income ..........................       (104,036)     (11,207)
   Net Realized Gain ..............................             --       (1,470)
   Return of Capital ..............................             --       (1,292)
                                                       -----------  -----------
       TOTAL DISTRIBUTIONS ........................       (104,036)     (13,969)
                                                       -----------  -----------
CAPITAL SHARE TRANSACTIONS:
   Issued .........................................     19,365,615   34,812,776
   In Lieu of Cash Distributions ..................        102,203       13,929
   Redeemed .......................................    (28,561,996)  (2,473,527)
                                                       -----------  -----------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ...................     (9,094,178)  32,353,178
                                                       -----------  -----------
       TOTAL INCREASE (DECREASE) IN NET ASSETS ....    (15,005,130)  32,615,985
NET ASSETS:
   Beginning of Period ............................     38,627,184    6,011,199
                                                       -----------  -----------
   End of Period (including undistributed net
     investment income of $38,511 and $0,
     respectively) ................................    $23,622,054  $38,627,184
                                                       ===========  ===========
SHARE TRANSACTIONS:
   Issued .........................................      1,692,177    2,751,123
   In Lieu of Cash Distributions ..................          9,419        1,101
   Redeemed .......................................     (2,555,330)    (195,551)
                                                       -----------  -----------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING
     FROM SHARE TRANSACTIONS ......................       (853,734)   2,556,673
                                                       ===========  ===========

AMOUNTS DESIGNATED AS "--" ARE $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR INTERNATIONAL
                                                           EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                                    SEPTEMBER 9,
                                                                      2002* TO
                                                                     APRIL 30,
                                                                        2003
                                                                    ------------
OPERATIONS:
   Net Investment Income .......................................    $    94,741
   Net Realized Loss from Security Transactions ................     (2,284,397)
   Net Realized Loss on Foreign Currency Transactions ..........        (52,052)
   Net Change in Unrealized Appreciation on Investments ........      1,156,920
   Net Change in Unrealized Depreciation on Foreign
     Currencies and Translation of Other Assets and
     Liabilities Denominated in Foreign Currencies .............         (8,712)
                                                                    ------------
   NET DECREASE IN NET ASSETS RESULTING
     FROM OPERATIONS ...........................................     (1,093,500)
                                                                    -----------
CAPITAL SHARE TRANSACTIONS:
   Issued in Connection with Reorganization -- Note 1 ...........    14,817,098
   Issued ......................................................     10,071,862
   Redeemed ....................................................     (9,935,312)
                                                                    -----------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ..     14,953,648
                                                                    -----------
     TOTAL INCREASE IN NET ASSETS ..............................     13,860,148
NET ASSETS:
   Beginning of Period .........................................             --
                                                                    -----------
   End of Period (including undistributed net investment
      income of $94,741) .......................................    $13,860,148
                                                                    ===========
SHARE TRANSACTIONS:
   Issued in Connection with Reorganization -- Note 1 ...........     1,017,560
   Issued ......................................................        741,366
   Redeemed ....................................................       (733,690)
                                                                    -----------
   NET INCREASE IN SHARES OUTSTANDING FROM SHARE TRANSACTIONS ..      1,025,236
                                                                    ===========
* COMMENCEMENT OF OPERATIONS
AMOUNTS DESIGNATED AS "-" ARE $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CAMBIAR OPPORTUNITY
                                                             FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                   JUNE 30,
                                                     YEAR ENDED APRIL 30,          1998* TO
                                           --------------------------------------  APRIL 30,
                                           2003(1)      2002      2001      2000     1999
                                           -------    -------    ------    ------  ---------
Net Asset Value, Beginning of Period ..... $ 12.84    $ 13.29    $14.13    $12.29    $10.00
Income (Loss) from
   Investment Operations:
Net Investment Income ....................    0.06       0.01      0.11        --      0.04
Net Realized and Unrealized
   Gain (Loss) ...........................   (1.90)     (0.45)++   1.93      2.78      2.29
                                           -------    -------    ------    ------    ------
Total from Investment Operations .........   (1.84)     (0.44)     2.04      2.78      2.33
                                           -------    -------    ------    ------    ------
Distributions:
Net Investment Income ....................   (0.04)     (0.01)    (0.08)       --     (0.04)
Net Realized Gain ........................      --      (0.00)2+  (2.71)    (0.87)       --
Return of Capital ........................      --      (0.00)2+  (0.09)    (0.07)       --
                                           -------    -------    ------    ------    ------
Total Distributions ......................   (0.04)     (0.01)    (2.88)    (0.94)    (0.04)
                                           -------    -------    ------    ------    ------
Net Asset Value, End of Period ........... $ 10.96    $ 12.84    $13.29    $14.13    $12.29
                                           =======    =======    ======    ======    ======
TOTAL RETURN+ ............................  (14.31)%    (3.32)%   15.63%    23.26%    23.44%***
                                           =======    =======    ======    ======    ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ........................... $23,622    $38,627    $6,011    $4,075    $2,389
Ratio of Expenses to
   Average Net Assets ....................    1.30%      1.30%     1.30%     1.31%     1.31%**
Ratio of Expenses to
   Average Net Assets
   (Excluding Waivers) ...................    2.13%      2.12%     3.91%     5.50%     8.45%
Ratio of Net Investment Income to
   Average Net Assets ....................    0.49%      0.06%     0.49%     0.01%     0.42%**
Portfolio Turnover Rate ..................     118%        47%       96%       95%       78%


  *  COMMENCEMENT OF OPERATIONS
 **  ANNUALIZED
***  NOT ANNUALIZED
  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
 2+  AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.
 ++ THE AMOUNT SHOWN FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET GAINS ON INVESTMENTS FOR THAT PERIOD, BECAUSE OF THE TIMING OF SALES AND REPURCHASES OF THE FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE FUND.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND CAMBIAR OPPORTUNITY FUND ACQUIRED THE ASSETS OF THE UAM CAMBIAR OPPORTUNITY PORTFOLIO, A SERIES OF UAM FUNDS TRUST . THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND CAMBIAR OPPORTUNITY FUND PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM CAMBIAR OPPORTUNITY PORTFOLIO. SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS.
AMOUNTS DESIGNATED AS "-" ARE $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR INTERNATIONAL
                                                           EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                 SEPTEMBER 9,
                                                                   2002* TO
                                                                   APRIL 30,
                                                                     2003
                                                                   --------
Net Asset Value, Beginning of Period ...........................   $ 14.55
Income (Loss) from Investment Operations:
Net Investment Income ..........................................      0.09
Net Realized and Unrealized Loss ...............................     (1.12)
                                                                   -------
Total from Investment Operations ...............................     (1.03)
                                                                   -------
Net Asset Value, End of Period .................................   $ 13.52
                                                                   =======
TOTAL RETURN+ ..................................................     (7.08)%***
                                                                   =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ..........................   $13,860
Ratio of Expenses to
   Average Net Assets ..........................................      1.75%**
Ratio of Expenses to Average Net Assets (Excluding Waivers) ....      3.02%**
Ratio of Net Investment Income to Average Net Assets ...........      1.07%**
Portfolio Turnover Rate ........................................        95%

  *  COMMENCEMENT OF OPERATIONS
 **  ANNUALIZED
***  NOT ANNUALIZED
  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 44 portfolios. The financial statements herein are those of the Cambiar Opportunity Fund, formerly Cambiar Opportunity Portfolio, and Cambiar International Equity Fund (the "Funds"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

On June 7, 2002, the shareholders of the UAM Cambiar Opportunity Portfolio (the "UAM Portfolio"), a series of the UAM Funds Trust (the "UAM Funds"), voted to approve a tax-free reorganization of the UAM Portfolio through a transfer of all assets and liabilities to The Advisors' Inner Circle Fund Cambiar Opportunity Fund (the "Reorganization"). The Reorganization took place on June 24, 2002.

On September 9, 2002, shareholders of the Cambiar International Equity Trust, a Delaware business trust, received shares of the The Advisors' Inner Circle Fund Cambiar International Equity Fund, an open-end management investment company, in a tax-free exchange for their shares of the Cambiar International Equity Trust, through a transfer of all assets to The Advisors' Inner Circle Fund Cambiar International Equity Fund.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange and for which quotations are readily available, are valued at the last quoted sale price on the

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
     principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Debt securities with remaining maturities of 60 days or less may be valued at their amortized cost, which approximates market value. Securities that are quoted on a national market system are valued at the official closing price. Securities for which prices are not available, of which there are none at April 30, 2003, will be valued at fair value as determined in good faith in accordance with procedures approved by the Trust's Board of Trustees.

     SECURITY TRANSACTION AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. As of April 30, 2003, the Funds did not hold any open repurchase agreements.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Cambiar International Equity Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Cambiar International Equity Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
     the amount of the investment income and foreign withholding taxes recorded on the Cambiar International Equity Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Cambiar International Equity Fund may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Cambiar International Equity Fund as unrealized gain or loss. The Cambiar International Equity Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. As of April 30, 2003, there were no open forward foreign currency exchange contracts.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- The Cambiar Opportunity Fund will distribute substantially all of its net investment income quarterly and the Cambiar International Equity Fund will distribute all of its net investment income annually. Each Fund distributes substantially all realized net capital gains, at least annually. All distributions are recorded on ex-dividend date.

     DEFERRED OFFERING COSTS -- Certain costs associated with the organization of the Trust and the Cambiar International Equity Fund have been paid by the Adviser. These costs were deferred and are charged to expenses during the Fund's first twelve months of operations.

     OTHER -- Custodian fees for the Cambiar Opportunity Fund are shown gross of expense offsets for custodian balance credits. The UAM Funds' custodian agreement with J.P. Morgan Chase & Co. was terminated on June 24, 2002 due

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
     to the Reorganization. Consequently, the expense offset arrangement for custodian balance credits was terminated.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (formerly named SEI Investments Mutual Funds Services) (the "Administrator"), a wholly-owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

Effective April 1, 2001, the UAM Funds entered into an agreement with PBHG Shareholder Servicing Center, formerly UAM Shareholder Service Center ("PBHGSSC") whereby PBHGSSC began providing Shareholder services to the UAMFunds. Pursuant to the agreement, the UAM Funds paid PBHGSSC $8,250 for the first operational class of a portfolio plus $2,750 for each additional class of a portfolio and $33 per account. For the year ended April 30, 2003, the Cambiar Opportunity Fund paid PBHGSSC $3,451. Effective June 24, 2002, due to the Reorganization, this agreement was terminated.

The Funds have entered into an agreement, effective June 24, 2002, with the Distributor to act as an agent in placing repurchase agreements for the Funds. The Distributor received no fees for the year ended April 30, 2003.

4. ADMINISTRATIVE, SHAREHOLDER SERVICING, DISTRIBUTION AND
   TRANSFER AGENCY AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Funds' average daily net assets. For the year ended April 30, 2003, the Cambiar Opportunity Fund and Cambiar International Equity Fund paid the Administrator an annualized fee of 0.412% and 0.909% of average daily net assets, respectively.

Prior to June 24, 2002, the UAM Funds and the Administrator were parties to an Administration Agreement dated April 1, 2001, under which the Administrator provided the UAM Funds with certain legal, accounting, and shareholder services for an annual fee of 0.073% of the average daily net assets of the UAM Portfolio and an annual base fee of $54,500. Effective June 24, 2002, due to the Reorganization, this agreement was terminated.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the UAMPortfolio for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the UAMPortfolio that were serviced by the financial representative. Effective June 24, 2002, due to the Reorganization, these agreements were terminated and new agreements were executed with the Trust.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement. Prior to June 24, 2002, the UAM Funds and Funds Distributor, Inc. were parties to a Distribution Agreement dated April 1, 2001. Funds Distributor, Inc. received no fees for its distribution services under the agreement. Effective June 24, 2002, due to the Reorganization, this agreement was terminated.

DST Systems, Inc., (the "Transfer Agent") serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

5. INVESTMENT ADVISORY SERVICES AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, Cambiar Investors, LLC (the "Adviser"), provides investment advisory services to each of the Funds at a fee calculated at an annual rate of 1.00% of average daily net assets. The Adviser voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Cambiar Opportunity and the Cambiar International Equity Funds' total annual operating expenses, after the effect of interest, taxes, brokerage commissions and extraordinary expenses, from exceeding 1.30% and 1.75% of average daily net assets, respectively.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

6. INVESTMENT TRANSACTIONS:

For the year ended April 30, 2003, the Funds made purchases and sales of investment securities other than long-term U.S. Government and short-term securities as follows:

                                                 PURCHASES           SALES
                                                -----------       -----------
     Cambiar Opportunity Fund                   $33,160,617       $41,103,578
     Cambiar International Equity Fund           14,032,524        13,032,725

There were no purchases or sales of long-term U.S. Government Securities for either Fund.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
7. FEDERAL TAX INFORMATION:

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Cambiar International Equity Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Cambiar International Equity Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for foreign currency transactions. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. There were no adjustments to the Funds for the year ended April 30, 2003.

The tax character of dividends and distributions paid during the last two years were as follows:

                   ORDINARY         LONG-TERM         RETURN OF
                    INCOME        CAPITAL GAIN         CAPITAL          TOTAL
                   --------       ------------        ----------      ---------
Opportunity Fund
  2003             $104,036         $   --             $   --          $104,036
  2002               11,207          1,470              1,292            13,969

For the period September 9, 2002 to April 30, 2003, the Cambiar International Equity Fund did not pay any dividends or distributions.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
As of April 30, 2003, the components of Accumulated Losses were as follows:

                                                    CAMBIAR          CAMBIAR
                                                  OPPORTUNITY     INTERNATIONAL
                                                      FUND         EQUITY FUND
                                                  -----------     -------------
Undistributed Ordinary Income                     $    38,511       $   114,389
Capital Loss Carryforwards                         (1,620,849)         (443,970)
Post October Losses                                (1,502,457)       (1,836,377)
Post October Currency Losses                               --           (60,874)
Unrealized Depreciation                            (1,790,573)       (1,885,292)
Other Temporary Differences                                --           (10,826)
                                                  -----------       -----------
Total Accumulated Losses                          $(4,875,368)      $(4,122,950)
                                                  ===========       ===========

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

                                                                 TOTAL CAPITAL
                             EXPIRES           EXPIRES         LOSS CARRYFORWARD
                              2011              2010               04/30/03
                         ---------------  ----------------     ----------------
Opportunity
  Fund                     $1,586,048          $34,801            $1,620,849
International Equity
  Fund                        443,970               --               443,970

Post-October losses represent losses realized on investment transactions from November 1, 2002 through April 30, 2003 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year.

For Federal income tax purposes, the cost of securities owned at April 30, 2003, and the net unrealized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at April 30, 2003, were as follows:

                      FEDERAL    APPRECIATED       DEPRECIATED    NET UNREALIZED
                     TAX COST    SECURITIES        SECURITIES      DEPRECIATION
                   -----------   -----------       -----------    --------------
Opportunity
  Fund             $25,333,619      $552,133      $(2,342,706)      $(1,790,573)

International
  Equity Fund       16,269,877       469,771       (2,358,255)       (1,888,484)

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
8. LINE OF CREDIT:

The UAMPortfolio, along with certain other portfolios of the UAM Funds, collectively entered into an agreement which enabled them to participate in a $100 million unsecured line of credit with several banks. The Cambiar Opportunity Fund had no borrowings under the agreement during the period May 1, 2002 through June 23, 2002. Effective June 24, 2002, due to the Reorganization, this agreement was terminated.

9. INVESTMENT RISKS:

At April 30, 2003 the net assets of the Cambiar International Equity Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

10. OTHER:

At April 30, 2003, 51% of total shares outstanding were held by one record shareholder in the Cambiar Opportunity Fund and 29% of total shares outstanding were held by two record shareholders in the Cambiar International Equity Fund, each owning 10% or greater of the aggregate total shares outstanding. These shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
Cambiar Opportunity Fund
Cambiar International Equity Fund

In our opinion, the accompanying statement of net assets of Cambiar Opportunity Fund, formerly Cambiar Opportunity Portfolio, and statement of assets and liabilities, including the schedule of investments, of Cambiar International Equity Fund and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cambiar Opportunity Fund and Cambiar International Equity Fund (two of the portfolios constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at April 30, 2003, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Philadelphia, Pennsylvania
June 6, 2003

                       This page intentionally left blank.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------
Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested per-



                                                     TERM OF
                                POSITION(S)        OFFICE AND
    NAME, ADDRESS,              HELD WITH          LENGTH OF
         AGE(1)                 THE TRUST         TIME SERVED(2)
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JOHN T. COONEY                  Trustee          (Since 1993)
76 yrs. old
--------------------------------------------------------------------------------
ROBERT A. PATTERSON             Trustee          (Since 1993)
75 yrs. old


--------------------------------------------------------------------------------
EUGENE B. PETERS                Trustee          (Since 1993)
73 yrs. old


--------------------------------------------------------------------------------
JAMES M. STOREY                 Trustee          (Since 1994)
72 yrs. old








--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------



sons" of the Trust are  referred  to as  "Independent  Board  Members."  Messrs.
Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor.

                                             NUMBER OF
                                            PORTFOLIOS
                                         IN THE ADVISORS'
                                        INNER CIRCLE FUND
 PRINCIPAL OCCUPATION(S)                OVERSEEN BY BOARD     OTHER DIRECTORSHIPS
   DURING PAST 5 YEARS                         MEMBER        HELD BY BOARD MEMBER(3)
-------------------------------------------------------------------------------------------------------


 Vice Chairman of Ameritrust Texas N.A.,         44         Trustee of The Arbor Funds,
 1989-1992, and MTrust Corp., 1985-1989.                    The MDL Funds, and The Expedition Funds.
-------------------------------------------------------------------------------------------------------
 Pennsylvania State University, Senior Vice      44         Member and Treasurer, Board of
 President, Treasurer (Emeritus); Financial                 Trustees of Grove City College.
 and Investment Consultant, Professor of                    Trustee of The Arbor Funds,
 Transportation since 1984.                                 The MDL Funds, and The Expedition Funds.
-------------------------------------------------------------------------------------------------------
 Private investor from 1987 to present. Vice     44         Trustee of The Arbor Funds,
 President and Chief Financial officer, Western             The MDL Funds, and The
 Company of North America (petroleum ser-                   Expedition Funds.
 vice company), 1980-1986.
-------------------------------------------------------------------------------------------------------
 Partner, Dechert Price & Rhoads, September      44         Trustee of The Arbor Funds,
 1987-December 1993.                                        The MDL Funds, The Expedition
                                                            Funds, SEI Asset Allocation Trust,
                                                            SEI Daily Income Trust, SEI Index
                                                            Funds, SEI Institutional International
                                                            Trust, SEI Institutional Investments
                                                            Trust, SEI Institutional Managed
                                                            Trust, SEI Insurance Products Trust,
                                                            SEI Liquid Asset Trust and SEI Tax
                                                            Exempt Trust.
-------------------------------------------------------------------------------------------------------


                                        29


THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------
                                                     TERM OF
                                POSITION(S)        OFFICE AND
    NAME, ADDRESS,              HELD WITH          LENGTH OF
         AGE(1)                 THE TRUST         TIME SERVED(2)
--------------------------------------------------------------------------------
INDEPENDENT
BOARDMEMBERS (CONTINUED)
------------------------
GEORGE J. SULLIVAN, JR.         Trustee          (Since 1999)
60 yrs. old











--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER               Chairman          (Since 1991)
56 yrs. old                  of the Board
                              of Trustees







--------------------------------------------------------------------------------
WILLIAM M. DORAN                Trustee          (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
62 yrs. old





--------------------------------------------------------------------------------
1  Unless otherwise noted, the business address of each Trustee is SEI
   Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2  Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of
   Trust.
3  Directorships of companies required to report to the Securities and Exchange
   Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

                                       30


THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

                                                NUMBER OF
                                               PORTFOLIOS
                                            IN THE ADVISORS'
                                           INNER CIRCLE FUND
 PRINCIPAL OCCUPATION(S)                   OVERSEEN BY BOARD     OTHER DIRECTORSHIPS
   DURING PAST 5 YEARS                           MEMBER        HELD BY BOARD MEMBER(3)
-------------------------------------------------------------------------------------------------------



Chief Executive Officer, Newfound                  44         Trustee, Navigator Securities Lending
Consultants Inc. since April 1997. General                    Trust, since 1995. Trustee of The
Partner, Teton Partners, L.P., June 1991-                     Fulcrum Trust. Trustee of The Arbor
December 1996; Chief Financial Officer,                       Funds, The MDL Funds, The
Nobel Partners, L.P., March 1991-December                     Expedition Funds, SEI Asset
1996; Treasurer and Clerk, Peak Asset                         Allocation Trust, SEI Daily Income
Management, Inc., since 1991.                                 Income Trust, SEI Index Funds,
                                                              SEI Institutional International Trust,
                                                              SEI Institutional Investments Trust,
                                                              SEI Institutional Managed Trust,
                                                              SEI Insurance Products Trust,
                                                              SEI Liquid Asset Trust and SEI Tax
                                                              Exempt Trust.
-------------------------------------------------------------------------------------------------------



Currently performs various services on behalf      44         Trustee of The Arbor Funds, Bishop
of SEI Investments for which Mr. Nesher is                    Street Funds, The Expedition Funds,
compensated.                                                  The MDL Funds, SEI Asset Allocation
                                                              Trust, SEI Daily Income Trust, SEI
                                                              Index Funds, SEI Institutional
                                                              International Trust, SEI Institutional
                                                              Investments  Trust,  SEI  Institutional
                                                              Managed Trust,  SEI Insurance
                                                              Products Trust, SEI Liquid Asset
                                                              Trust and SEI Tax Exempt Trust.
-------------------------------------------------------------------------------------------------------
Partner, Morgan, Lewis & Bockius LLP               44         Trustee of The Arbor Funds, The
(law firm), counsel to the Trust, SEI Investments,            MDL Funds, The Expedition Funds,
the Administrator and the Distributor. Director               SEI Asset Allocation Trust, SEI Daily
of SEI Investments since 1974; Secretary of                   Income Trust, SEI Index Funds, SEI
SEI Investments since 1978.                                   Institutional International Trust, SEI
                                                              Institutional Investments Trust, SEI
                                                              Institutional Managed Trust, SEI
                                                              Insurance Products Trust, SEI Liquid
                                                              Asset Trust and SEI Tax Exempt Trust.
-------------------------------------------------------------------------------------------------------

                                       31



THE ADVISORS' INNER CIRCLE FUND                                         CAMBIAR
                                                                        FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------


                                                     TERM OF
                                POSITION(S)        OFFICE AND
    NAME, ADDRESS,              HELD WITH          LENGTH OF
         AGE(1)                 THE TRUST         TIME SERVED(2)
--------------------------------------------------------------------------------
OFFICERS
--------
JAMES R. FOGGO                  President        (Since 2000)
38 yrs. old







--------------------------------------------------------------------------------
JENNIFER SPRATLEY, CPA     Controller and Chief  (Since 2001)
34 yrs. old                  Financial Officer

--------------------------------------------------------------------------------
WILLIAM E. ZITELLI           Vice President      (Since 2000)
35 yrs. old                   and Secretary




--------------------------------------------------------------------------------
SHERRY K. VETTERLEIN        Vice President and   (Since 2001)
40 yrs. old                Assistant Secretary




--------------------------------------------------------------------------------
TODD B. CIPPERMAN          Vice President and    (Since 1995)
37 yrs. old                Assistant Secretary







--------------------------------------------------------------------------------
1  The business address of each officer is SEI Investments Company, 1 Freedom
   Valley Drive, Oaks, Pennsylvania 19456.

                                       32


THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------



                                             NUMBER OF
                                            PORTFOLIOS
                                         IN THE ADVISORS'
                                        INNER CIRCLE FUND
 PRINCIPAL OCCUPATION(S)                    OVERSEEN BY      OTHER DIRECTORSHIPS
   DURING PAST 5 YEARS                       OFFICER           HELD BY OFFICER
--------------------------------------------------------------------------------


 Vice President and Assistant Secretary          N/A                 N/A
 of SEI Investments since 1998; Vice
 President and Assistant Secretary of
 SEI Investments Global Funds Services
 and SEI Investments Distribution Co.
 since 1999;  Associate,  Paul,  Weiss,
 Rifkind,  Wharton & Garrison (law firm),
 1998; Associate, Baker & McKenzie
 (law firm), from 1995-1998.
--------------------------------------------------------------------------------
 Director, SEI Funds Accounting since            N/A                  N/A
 November 1999; Audit Manager, Ernst
 & Young LLP from 1991-1999.
--------------------------------------------------------------------------------
 Vice President and Assistant Secretary of       N/A                  N/A
 SEI Investments Global Funds Services and
 SEI Investments Distribution Co. since 2000;
 Vice President, Merrill Lynch & Co. Asset
 Management Group from 1998 - 2000; Associate
 at Pepper Hamilton LLP from 1997-1998.
--------------------------------------------------------------------------------
 Vice President and Assistant Secretary of       N/A                  N/A
 SEI Investments Global Funds Services and
 SEI Investments Distribution Co. since
 January 2001; Shareholder/Partner,
 Buchanan Ingersoll Professional Corporation
 from 1992-2000.
--------------------------------------------------------------------------------
 Senior Vice President and General Counsel        N/A                 N/A
 of SEI Investments; Senior Vice President,
 General Counsel and Secretary of SEI
 Investments Global Funds Services and
 SEI Investments Distribution Co. since 2000;
 Vice President and Assistant Secretary of SEI
 Investments, SEI Global Funds Services and
 SEI Investments Distribution Co. from
 1999-2000.
--------------------------------------------------------------------------------


                                        33



THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------


                                                     TERM OF
                                POSITION(S)        OFFICE AND
    NAME, ADDRESS,              HELD WITH          LENGTH OF
         AGE(1)                 THE TRUST         TIME SERVED(2)
--------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
LYDIA A. GAVALIS           Vice President and    (Since 1998)
38 yrs. old                Assistant Secretary




--------------------------------------------------------------------------------
TIMOTHY D. BARTO            Vice President and   (Since 2000)
34 yrs. old                Assistant Secretary


--------------------------------------------------------------------------------
CHRISTINE M. MCCULLOUGH     Vice President and   (Since 2000)
43 yrs. old                Assistant Secretary



--------------------------------------------------------------------------------
JOHN C. MUNCH               Vice President and   (Since 2001)
32 yrs. old                Assistant Secretary




--------------------------------------------------------------------------------
1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       34


THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------



                                             NUMBER OF
                                            PORTFOLIOS
                                         IN THE ADVISORS'
                                        INNER CIRCLE FUND
 PRINCIPAL OCCUPATION(S)                    OVERSEEN BY      OTHER DIRECTORSHIPS
   DURING PAST 5 YEARS                        OFFICER          HELD BY OFFICER
----------------------------------------------------------------------------------


 Vice President and Assistant Secretary          N/A                    N/A
 of SEI Investments, SEI Investments
 Global Funds Services and SEI Investments
 Distribution Co. since 1998; Assistant
 General Counsel and Director of Arbitration,
 Philadelphia Stock Exchange from 1989-1998.
----------------------------------------------------------------------------------
 Vice President and Assistant Secretary of SEI   N/A                    N/A
 Investments Global Funds Services and SEI
 Investments Distribution Co. since 1999;
 Associate, Dechert (law firm) from 1997-1999.
----------------------------------------------------------------------------------
 Vice President and Assistant Secretary of SEI   N/A                    N/A
 Investments Global Funds Services and SEI
 Investments Distribution Co. since 1999;
 Associate at White and Williams LLP
 from 1991-1999.
----------------------------------------------------------------------------------
 Vice President and Assistant Secretary of SEI   N/A                    N/A
 Investments Global Funds Services and SEI
 Investments Distribution Co. since 2001;
 Associate at Howard Rice Nemorvoski
 Canady Falk & Rabkin from 1998-2001;
 Associate at Seward & Kissel from 1996-1998.
-----------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   CAMBIAR FUNDS
                                                                  APRIL 30, 2003

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS: (UNAUDITED)

For the period ended April 30, 2003, the percentage of dividends paid from investment company taxable income that qualify for the 70% dividend received deduction for corporate shareholders is 100.00% for the Cambiar Opportunity Fund and the percentage of dividends paid in 2003 to shareholders by the Cambiar Opportunity Fund that qualify for the 15% preferential rate is 100.00%.

The  Cambiar   International   Equity  Fund  expects  to  pass  through  to  its
shareholders a foreign tax credit of $40,962 at a minimum in December, 2003.

THE ADVISORS' INNER CIRCLE FUND                                         CAMBIAR
                                                                        FUNDS
--------------------------------------------------------------------------------

                                THE CAMBIAR FUNDS
                            Cambiar Opportunity Fund
                        Cambiar International Equity Fund
                                 P.O. Box 219009
                              Kansas City, MO 64121
                           (toll free) 1-866-777-8227

                               INVESTMENT ADVISER
                             Cambiar Investors, LLC
                              2401 E. Second Avenue
                                    Suite 400
                                Denver, CO 80206

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                  ADMINISTRATOR
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                  LEGAL COUNSEL
                          Morgan, Lewis & Bockius, LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

          This information must be preceded or accompanied by a current prospectus for the Funds described.


CMB-AR-001-0100

ITEM 2.    CODE OF ETHICS.

Not applicable at this time.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEMS 4-6.  (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEMS 8.  (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) Not applicable at this time.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation.

ITEMS 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors' Inner Circle Fund


By (Signature and Title)*              \s\ James R. Foggo
                                       -------------------------
                                       James R. Foggo, President

Date 7/1/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              \s\ James R. Foggo
                                       -------------------------
                                       James R. Foggo, President

Date 7/1/03


By (Signature and Title)*              \s\ Jennifer E. Spratley
                                       -----------------------------------------
                                       Jennifer E. Spratley, Controller and CFO

Date 7/1/03
* Print the name and title of each signing officer under his or her signature.